Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 52.0%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	15	$1,081
Trade Desk, Inc. - Class A (a)	34	2,956
		4,037

Aerospace/Defense - 1.1%
Boeing Co. (a)	55	12,201
General Dynamics Corp.	17	5,297
General Electric Co.	82	22,229
HEICO Corp.	3	980
HEICO Corp. - Class A	6	1,549
Howmet Aerospace, Inc.	31	5,573
L3Harris Technologies, Inc.	14	3,847
Lockheed Martin Corp.	18	7,578
Northrop Grumman Corp.	11	6,343
RTX Corp.	102	16,072
TransDigm Group, Inc.	4	6,434
		88,103

Agriculture - 0.4%
Altria Group, Inc.	129	7,990
Archer-Daniels-Midland Co.	36	1,950
Bunge Global SA	10	798
Philip Morris International, Inc.	119	19,522
		30,260

Airlines - 0.1%
Delta Air Lines, Inc.	49	2,607
Southwest Airlines Co.	41	1,268
United Airlines Holdings, Inc. (a)	25	2,208
		6,083

Apparel - 0.1%
Deckers Outdoor Corp. (a)	12	1,274
NIKE, Inc. - Class B	89	6,647
		7,921

Auto Manufacturers - 1.0%
Cummins, Inc.	11	4,044
Ford Motor Co.	298	3,299
General Motors Co.	76	4,054
PACCAR, Inc.	40	3,950
Tesla, Inc. (a)	214	65,970
		81,317

Auto Parts & Equipment - 0.0%(b)
Aptiv PLC (a)	17	1,167

Banks - 2.4%
Bank of America Corp.	504	23,824
Bank of New York Mellon Corp.	55	5,580
Citigroup, Inc.	140	13,118
Citizens Financial Group, Inc.	33	1,575
Fifth Third Bancorp	51	2,120
First Citizens BancShares, Inc. - Class A	1	1,995
Goldman Sachs Group, Inc.	24	17,366
Huntington Bancshares, Inc.	111	1,824
JPMorgan Chase & Co.	213	63,099
M&T Bank Corp.	13	2,453
Morgan Stanley	94	13,391
Northern Trust Corp.	15	1,950
PNC Financial Services Group, Inc.	30	5,708
Regions Financial Corp.	69	1,748
State Street Corp.	22	2,458
Truist Financial Corp.	100	4,371
US Bancorp	115	5,170
Wells Fargo & Co.	249	20,077
		187,827

Beverages - 0.6%
Brown-Forman Corp. - Class A	4	115
Brown-Forman Corp. - Class B	23	663
Coca-Cola Co.	296	20,095
Constellation Brands, Inc. - Class A	12	2,004
Keurig Dr Pepper, Inc.	92	3,004
Monster Beverage Corp. (a)	53	3,114
PepsiCo, Inc.	105	14,482
		43,477

Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (a)	10	3,922
Amgen, Inc.	41	12,099
Biogen, Inc. (a)	11	1,408
BioMarin Pharmaceutical, Inc. (a)	14	810
Corteva, Inc.	53	3,823
Gilead Sciences, Inc.	95	10,668
Illumina, Inc. (a)	12	1,232
Incyte Corp. (a)	12	899
Regeneron Pharmaceuticals, Inc.	8	4,364
Royalty Pharma PLC - Class A	29	1,067
Vertex Pharmaceuticals, Inc. (a)	20	9,137
		49,429

Building Materials - 0.4%
Builders FirstSource, Inc. (a)	9	1,144
Carrier Global Corp.	61	4,186
CRH PLC	52	4,963
Johnson Controls International PLC	50	5,250
Lennox International, Inc.	2	1,218
Martin Marietta Materials, Inc.	5	2,875
Trane Technologies PLC	17	7,447
Vulcan Materials Co.	10	2,747
		29,830

Chemicals - 0.5%
Air Products and Chemicals, Inc.	17	4,894
CF Industries Holdings, Inc.	13	1,207
Dow, Inc.	54	1,258
DuPont de Nemours, Inc.	32	2,301
Ecolab, Inc.	19	4,973
International Flavors & Fragrances, Inc.	20	1,421
Linde PLC	36	16,569
LyondellBasell Industries - Class A	19	1,101
PPG Industries, Inc.	17	1,793
Sherwin-Williams Co.	18	5,956
Westlake Corp.	3	238
		41,711

Commercial Services - 0.8%
Automatic Data Processing, Inc.	31	9,595
Block, Inc. (a)	43	3,322
Booz Allen Hamilton Holding Corp.	10	1,073
Cintas Corp.	26	5,786
Corpay, Inc. (a)	5	1,615
Equifax, Inc.	9	2,162
Global Payments, Inc.	19	1,519
Moody's Corp.	12	6,189
PayPal Holdings, Inc. (a)	76	5,226
Quanta Services, Inc.	11	4,467
Rollins, Inc.	23	1,317
S&P Global, Inc.	24	13,226
Toast, Inc. - Class A (a)	34	1,661
TransUnion	15	1,428
United Rentals, Inc.	5	4,415
Verisk Analytics, Inc.	11	3,066
		66,067

Computers - 3.9%
Accenture PLC - Class A	48	12,821
Amdocs Ltd.	8	683
Amentum Holdings, Inc. (a)	1	25
Apple, Inc.	1,118	232,063
Cognizant Technology Solutions Corp. - Class A	38	2,727
Crowdstrike Holdings, Inc. - Class A (a)	19	8,637
Dell Technologies, Inc. - Class C	24	3,185
Fortinet, Inc. (a)	47	4,695
Gartner, Inc. (a)	6	2,032
Hewlett Packard Enterprise Co.	100	2,069
HP, Inc.	72	1,786
International Business Machines Corp.	71	17,974
Leidos Holdings, Inc.	10	1,596
NetApp, Inc.	15	1,562
Okta, Inc. (a)	13	1,271
Pure Storage, Inc. - Class A (a)	24	1,428
Seagate Technology Holdings PLC	15	2,355
Super Micro Computer, Inc. (a)	39	2,300
Western Digital Corp.	27	2,125
Zscaler, Inc. (a)	7	1,999
		303,333

Cosmetics/Personal Care - 0.5%
Colgate-Palmolive Co.	62	5,199
Estee Lauder Cos., Inc. - Class A	17	1,587
Kenvue, Inc.	146	3,130
Procter & Gamble Co.	179	26,934
		36,850

Distribution/Wholesale - 0.2%
Copart, Inc. (a)	66	2,992
Fastenal Co.	88	4,059
Watsco, Inc.	3	1,353
WW Grainger, Inc.	3	3,119
		11,523

Diversified Financial Services - 2.3%
American Express Co.	42	12,571
Ameriprise Financial, Inc.	7	3,627
Apollo Global Management, Inc.	31	4,505
Ares Management Corp. - Class A	15	2,783
Blackrock, Inc.	12	13,272
Blue Owl Capital, Inc. - Class A	44	851
Capital One Financial Corp.	48	10,320
Cboe Global Markets, Inc.	8	1,928
Charles Schwab Corp.	131	12,803
CME Group, Inc.	27	7,514
Coinbase Global, Inc. - Class A (a)	16	6,044
Interactive Brokers Group, Inc. - Class A	32	2,098
Intercontinental Exchange, Inc.	43	7,948
LPL Financial Holdings, Inc.	6	2,374
Mastercard, Inc. - Class A	62	35,121
Nasdaq, Inc.	31	2,983
Raymond James Financial, Inc.	14	2,340
Rocket Cos., Inc. - Class A	10	148
Synchrony Financial	30	2,090
T Rowe Price Group, Inc.	17	1,725
TPG, Inc.	7	399
Tradeweb Markets, Inc. - Class A	9	1,247
Visa, Inc. - Class A	132	45,602
		180,293

Electric - 1.2%
Alliant Energy Corp.	20	1,300
Ameren Corp.	20	2,023
American Electric Power Co., Inc.	43	4,865
CenterPoint Energy, Inc.	50	1,941
CMS Energy Corp.	23	1,697
Consolidated Edison, Inc.	27	2,795
Constellation Energy Corp.	24	8,348
Dominion Energy, Inc.	65	3,799
DTE Energy Co.	16	2,215
Duke Energy Corp.	59	7,177
Edison International	29	1,512
Entergy Corp.	33	2,984
Evergy, Inc.	17	1,204
Eversource Energy	28	1,851
Exelon Corp.	77	3,460
FirstEnergy Corp.	42	1,794
NextEra Energy, Inc.	157	11,157
NRG Energy, Inc.	16	2,675
PG&E Corp.	163	2,285
PPL Corp.	57	2,034
Public Service Enterprise Group, Inc.	38	3,412
Sempra	50	4,084
Southern Co.	84	7,936
Vistra Corp.	26	5,422
WEC Energy Group, Inc.	24	2,618
Xcel Energy, Inc.	44	3,231
		93,819

Electrical Components & Equipment - 0.3%
AMETEK, Inc.	18	3,327
Eaton Corp. PLC	30	11,542
Emerson Electric Co.	43	6,257
		21,126

Electronics - 0.5%
Amphenol Corp. - Class A	91	9,693
Fortive Corp.	26	1,246
Garmin Ltd.	12	2,625
Honeywell International, Inc.	50	11,118
Hubbell, Inc.	4	1,750
Jabil, Inc.	8	1,785
Keysight Technologies, Inc. (a)	13	2,131
Mettler-Toledo International, Inc. (a)	2	2,467
Ralliant Corp. (a)	8	366
TE Connectivity PLC	23	4,732
Trimble, Inc. (a)	19	1,594
		39,507

Energy-Alternate Sources - 0.0%(b)
First Solar, Inc. (a)	8	1,398

Engineering & Construction - 0.0%(b)
EMCOR Group, Inc.	3	1,882
Jacobs Solutions, Inc.	9	1,277
		3,159

Entertainment - 0.1%
DraftKings, Inc. - Class A (a)	37	1,666
Flutter Entertainment PLC (a)	14	4,232
Live Nation Entertainment, Inc. (a)	12	1,772
TKO Group Holdings, Inc.	5	840
Warner Music Group Corp. - Class A	10	293
		8,803

Environmental Control - 0.2%
Republic Services, Inc.	16	3,690
Veralto Corp.	18	1,887
Waste Management, Inc.	31	7,104
		12,681

Food - 0.3%
Conagra Brands, Inc.	36	657
General Mills, Inc.	42	2,057
Hershey Co.	11	2,048
Hormel Foods Corp.	22	618
Kellanova	21	1,677
Kraft Heinz Co.	66	1,812
Kroger Co.	46	3,225
McCormick & Co., Inc.	19	1,342
Mondelez International, Inc. - Class A	99	6,404
Sysco Corp.	39	3,104
Tyson Foods, Inc. - Class A	22	1,151
		24,095

Forest Products & Paper - 0.0%(b)
International Paper Co.	40	1,870

Gas - 0.0%(b)
Atmos Energy Corp.	12	1,871
NiSource, Inc.	36	1,528
		3,399

Healthcare-Products - 1.4%
Abbott Laboratories	132	16,657
Agilent Technologies, Inc.	22	2,526
Align Technology, Inc. (a)	5	645
Baxter International, Inc.	39	849
Boston Scientific Corp. (a)	113	11,856
Cooper Cos., Inc. (a)	15	1,060
Danaher Corp.	49	9,661
Edwards Lifesciences Corp. (a)	44	3,490
GE HealthCare Technologies, Inc.	35	2,496
Hologic, Inc. (a)	17	1,136
IDEXX Laboratories, Inc. (a)	6	3,206
Insulet Corp. (a)	5	1,442
Intuitive Surgical, Inc. (a)	27	12,989
Medtronic PLC	98	8,843
Natera, Inc. (a)	10	1,337
ResMed, Inc.	11	2,991
Revvity, Inc.	9	791
STERIS PLC	7	1,585
Stryker Corp.	26	10,211
Thermo Fisher Scientific, Inc.	29	13,563
Waters Corp. (a)	5	1,444
West Pharmaceutical Services, Inc.	5	1,196
Zimmer Biomet Holdings, Inc.	15	1,375
		111,349

Healthcare-Services - 0.5%
Centene Corp. (a)	38	991
Cigna Group	21	5,615
Elevance Health, Inc.	17	4,812
HCA Healthcare, Inc.	13	4,602
Humana, Inc.	9	2,249
IQVIA Holdings, Inc. (a)	13	2,416
Labcorp Holdings, Inc.	6	1,561
Molina Healthcare, Inc. (a)	4	631
Quest Diagnostics, Inc.	8	1,339
UnitedHealth Group, Inc.	70	17,469
		41,685

Home Builders - 0.1%
DR Horton, Inc.	21	3,000
Lennar Corp. - Class A	18	2,019
Lennar Corp. - Class B	1	107
PulteGroup, Inc.	15	1,694
		6,820

Household Products/Wares - 0.1%
Avery Dennison Corp.	6	1,007
Church & Dwight Co., Inc.	19	1,782
Clorox Co.	9	1,130
Kimberly-Clark Corp.	25	3,115
		7,034

Insurance - 1.6%
Aflac, Inc.	38	3,776
Allstate Corp.	20	4,065
American International Group, Inc.	45	3,493
Aon PLC - Class A	15	5,336
Arch Capital Group Ltd.	27	2,324
Arthur J Gallagher & Co.	19	5,458
Berkshire Hathaway, Inc. - Class B (a)	102	48,132
Brown & Brown, Inc.	18	1,645
Chubb Ltd.	28	7,449
Cincinnati Financial Corp.	12	1,770
Erie Indemnity Co. - Class A	2	712
Everest Group Ltd.	4	1,343
Hartford Insurance Group, Inc.	22	2,736
Loews Corp.	13	1,177
Markel Group, Inc. (a)	1	2,008
Marsh & McLennan Cos., Inc.	38	7,570
MetLife, Inc.	44	3,342
Principal Financial Group, Inc.	17	1,323
Progressive Corp.	45	10,892
Prudential Financial, Inc.	27	2,797
Ryan Specialty Holdings, Inc.	8	489
Travelers Cos., Inc.	17	4,424
W R Berkley Corp.	23	1,583
Willis Towers Watson PLC	8	2,526
		126,370

Internet - 7.4%
Airbnb, Inc. - Class A (a)	32	4,237
Alphabet, Inc. - Class A	445	85,396
Alphabet, Inc. - Class C	391	75,408
Amazon.com, Inc. (a)	723	169,262
Booking Holdings, Inc.	2	11,008
CDW Corp.	10	1,744
Coupang, Inc. (a)	86	2,531
DoorDash, Inc. - Class A (a)	25	6,256
eBay, Inc.	36	3,303
Expedia Group, Inc.	9	1,622
GoDaddy, Inc. - Class A (a)	10	1,616
MercadoLibre, Inc. (a)	4	9,496
Meta Platforms, Inc. - Class A	167	129,164
Netflix, Inc. (a)	32	37,101
Palo Alto Networks, Inc. (a)	50	8,680
Pinterest, Inc. - Class A (a)	45	1,737
Reddit, Inc. - Class A (a)	8	1,285
Robinhood Markets, Inc. - Class A (a)	56	5,771
Snap, Inc. - Class A (a)	82	773
Spotify Technology SA (a)	12	7,518
Uber Technologies, Inc. (a)	154	13,513
VeriSign, Inc.	6	1,613
		579,034

Iron/Steel - 0.1%
Nucor Corp.	18	2,575
Reliance, Inc.	4	1,161
Steel Dynamics, Inc.	11	1,403
		5,139

Leisure Time - 0.1%
Carnival Corp. (a)	80	2,382
Royal Caribbean Cruises Ltd.	19	6,039
		8,421

Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	18	4,826
Las Vegas Sands Corp.	26	1,362
Marriott International, Inc. - Class A	18	4,749
		10,937

Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	37	16,207
GE Vernova, Inc.	21	13,866
Vertiv Holdings Co. - Class A	26	3,785
		33,858

Machinery-Diversified - 0.3%
Deere & Co.	19	9,963
Dover Corp.	10	1,811
IDEX Corp.	6	981
Ingersoll Rand, Inc.	31	2,624
Otis Worldwide Corp.	30	2,571
Rockwell Automation, Inc.	9	3,165
Westinghouse Air Brake Technologies Corp.	13	2,497
Xylem, Inc.	18	2,603
		26,215

Management of Companies and Enterprises - 0.0%(b)
VIKING HOLDINGS Ltd. (a)	10	587

Media - 0.4%
Charter Communications, Inc. - Class A (a)	7	1,886
Comcast Corp. - Class A	285	9,471
FactSet Research Systems, Inc.	3	1,209
Fox Corp. - Class A	16	892
Fox Corp. - Class B	10	511
Walt Disney Co.	138	16,437
Warner Bros Discovery, Inc. (a)	172	2,265
		32,671

Mining - 0.2%
Anglogold Ashanti PLC	38	1,757
Freeport-McMoRan, Inc.	109	4,386
Newmont Corp.	86	5,341
Southern Copper Corp.	7	659
		12,143

Miscellaneous Manufacturing - 0.3%
3M Co.	41	6,118
Axon Enterprise, Inc. (a)	6	4,533
Carlisle Cos., Inc.	3	1,064
Illinois Tool Works, Inc.	22	5,632
Parker-Hannifin Corp.	10	7,319
Teledyne Technologies, Inc. (a)	4	2,204
		26,870

Office-Business Equipment - 0.0%(b)
Zebra Technologies Corp. - Class A (a)	4	1,356

Oil & Gas - 1.2%
Chevron Corp.	146	22,139
ConocoPhillips	97	9,248
Coterra Energy, Inc.	58	1,415
Devon Energy Corp.	46	1,528
Diamondback Energy, Inc.	14	2,081
EOG Resources, Inc.	42	5,041
EQT Corp.	44	2,365
Expand Energy Corp.	16	1,677
Exxon Mobil Corp.	330	36,841
Marathon Petroleum Corp.	24	4,085
Occidental Petroleum Corp.	56	2,461
Phillips 66	31	3,831
Texas Pacific Land Corp.	1	968
Valero Energy Corp.	24	3,295
		96,975

Oil & Gas Services - 0.1%
Baker Hughes Co.	76	3,424
Halliburton Co.	66	1,478
Schlumberger NV	104	3,515
		8,417

Packaging & Containers - 0.1%
Amcor PLC	110	1,029
Ball Corp.	21	1,202
Packaging Corp. of America	7	1,356
Smurfit WestRock PLC	39	1,731
		5,318

Pharmaceuticals - 2.1%
AbbVie, Inc.	135	25,518
Becton Dickinson & Co.	22	3,921
Bristol-Myers Squibb Co.	155	6,713
Cardinal Health, Inc.	18	2,794
Cencora, Inc.	13	3,719
CVS Health Corp.	96	5,962
Dexcom, Inc. (a)	30	2,423
Eli Lilly & Co.	65	48,105
Johnson & Johnson	184	30,312
McKesson Corp.	10	6,935
Merck & Co., Inc.	193	15,077
Pfizer, Inc.	433	10,085
Zoetis, Inc.	34	4,957
		166,521

Pipelines - 0.3%
Cheniere Energy, Inc.	17	4,010
Kinder Morgan, Inc.	149	4,181
ONEOK, Inc.	48	3,941
Targa Resources Corp.	16	2,663
Venture Global, Inc. - Class A	25	383
Williams Cos., Inc.	93	5,575
		20,753

Private Equity - 0.2%
Blackstone, Inc.	55	9,513
KKR & Co., Inc.	52	7,622
		17,135

Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	23	3,582
CoStar Group, Inc. (a)	32	3,046
		6,628

Retail - 2.3%
AutoZone, Inc. (a)	1	3,768
Best Buy Co., Inc.	14	911
Carvana Co. (a)	9	3,512
Chipotle Mexican Grill, Inc. (a)	103	4,417
Costco Wholesale Corp.	34	31,948
Darden Restaurants, Inc.	9	1,815
Dollar General Corp.	17	1,783
Dollar Tree, Inc. (a)	15	1,703
Ferguson Enterprises, Inc.	14	3,127
Genuine Parts Co.	10	1,289
Home Depot, Inc.	76	27,931
Lowe's Cos., Inc.	43	9,614
Lululemon Athletica, Inc. (a)	8	1,604
McDonald's Corp.	56	16,804
O'Reilly Automotive, Inc. (a)	66	6,489
Ross Stores, Inc.	25	3,413
Starbucks Corp.	85	7,579
Target Corp.	35	3,517
TJX Cos., Inc.	85	10,585
Tractor Supply Co.	41	2,335
Ulta Beauty, Inc. (a)	3	1,545
Walmart, Inc.	333	32,627
Williams-Sonoma, Inc.	9	1,683
Yum! Brands, Inc.	21	3,027
		183,026

Semiconductors - 6.9%
Advanced Micro Devices, Inc. (a)	123	21,686
Analog Devices, Inc.	38	8,536
Applied Materials, Inc.	62	11,164
Broadcom, Inc.	352	103,382
Entegris, Inc.	12	942
GLOBALFOUNDRIES, Inc. (a)	6	224
Intel Corp.	333	6,593
KLA Corp.	10	8,790
Lam Research Corp.	98	9,294
Marvell Technology, Inc.	66	5,305
Microchip Technology, Inc.	40	2,704
Micron Technology, Inc.	85	9,277
Monolithic Power Systems, Inc.	4	2,845
NVIDIA Corp.	1,806	321,233
ON Semiconductor Corp. (a)	32	1,804
QUALCOMM, Inc.	84	12,328
Teradyne, Inc.	12	1,289
Texas Instruments, Inc.	69	12,493
		539,889

Software - 6.7%
Adobe, Inc. (a)	33	11,804
Akamai Technologies, Inc. (a)	11	839
AppLovin Corp. - Class A (a)	19	7,423
Atlassian Corp. - Class A (a)	13	2,493
Autodesk, Inc. (a)	16	4,850
Bentley Systems, Inc. - Class B	12	696
Broadridge Financial Solutions, Inc.	9	2,228
Cadence Design Systems, Inc. (a)	21	7,656
Cloudflare, Inc. - Class A (a)	23	4,777
Datadog, Inc. - Class A (a)	24	3,360
Electronic Arts, Inc.	18	2,745
Fair Isaac Corp. (a)	2	2,873
Fidelity National Information Services, Inc.	40	3,176
Fiserv, Inc. (a)	42	5,835
HubSpot, Inc. (a)	4	2,079
Intuit, Inc.	21	16,488
Microsoft Corp.	561	299,294
MicroStrategy, Inc. - Class A (a)	19	7,635
MongoDB, Inc. (a)	6	1,427
MSCI, Inc.	6	3,368
Oracle Corp.	125	31,721
Palantir Technologies, Inc. - Class A (a)	159	25,178
Paychex, Inc.	25	3,608
PTC, Inc. (a)	9	1,933
ROBLOX Corp. - Class A (a)	43	5,925
Roper Technologies, Inc.	8	4,403
Salesforce, Inc.	71	18,341
Samsara, Inc. - Class A (a)	22	837
ServiceNow, Inc. (a)	16	15,090
Snowflake, Inc. - Class A (a)	24	5,364
SS&C Technologies Holdings, Inc.	16	1,368
Synopsys, Inc. (a)	14	9,109
Take-Two Interactive Software, Inc. (a)	13	2,895
Tyler Technologies, Inc. (a)	3	1,754
Veeva Systems, Inc. - Class A (a)	11	3,126
Workday, Inc. - Class A (a)	16	3,670
Zoom Communications, Inc. (a)	20	1,481
		526,849

Telecommunications - 1.0%
Arista Networks, Inc. (a)	79	9,734
AT&T, Inc.	549	15,048
Cisco Systems, Inc.	304	20,696
Corning, Inc.	59	3,731
Motorola Solutions, Inc.	13	5,707
T-Mobile US, Inc.	37	8,821
Verizon Communications, Inc.	323	13,812
		77,549

Transportation - 0.4%
CSX Corp.	149	5,296
Expeditors International of Washington, Inc.	10	1,162
FedEx Corp.	17	3,799
JB Hunt Transport Services, Inc.	6	864
Norfolk Southern Corp.	17	4,726
Old Dominion Freight Line, Inc.	14	2,090
Union Pacific Corp.	46	10,211
United Parcel Service, Inc. - Class B	56	4,825
		32,973

Water - 0.0%(b)
American Water Works Co., Inc.	15	2,104
TOTAL COMMON STOCKS (Cost $3,720,555)		4,093,711

CORPORATE BONDS - 19.0%	Par	Value
Diversified Financial Services - 19.0%
GS Finance Corp., 0.00%, 09/02/2026 (a)(c)(d)	$1,492,000	1,495,133
TOTAL CORPORATE BONDS (Cost $1,492,000)		1,495,133

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.9%	Shares	Value
REITS - 0.9%
Alexandria Real Estate Equities, Inc.	12	917
American Tower Corp.	36	7,502
AvalonBay Communities, Inc.	11	2,049
Crown Castle, Inc.	33	3,468
Digital Realty Trust, Inc.	26	4,587
Equinix, Inc.	7	5,496
Equity Residential	26	1,643
Essex Property Trust, Inc.	5	1,301
Extra Space Storage, Inc.	16	2,150
Healthpeak Properties, Inc.	53	898
Invitation Homes, Inc.	44	1,349
Iron Mountain, Inc.	22	2,142
Mid-America Apartment Communities, Inc.	9	1,282
Prologis, Inc.	71	7,581
Public Storage	12	3,263
Realty Income Corp.	68	3,817
SBA Communications Corp.	8	1,798
Simon Property Group, Inc.	25	4,095
Sun Communities, Inc.	10	1,240
Ventas, Inc.	33	2,217
VICI Properties, Inc.	81	2,641
Welltower, Inc.	49	8,088
Weyerhaeuser Co.	55	1,378
		70,902
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $72,419)		70,902

SHORT-TERM INVESTMENTS - 27.9%		Value
U.S. Treasury Bills - 27.9%	Par
0.00%, 08/26/2025 (a)(d)(e)	$2,205,000	2,198,426
TOTAL SHORT-TERM INVESTMENTS (Cost $2,198,438)		2,198,426

TOTAL INVESTMENTS - 99.8% (Cost $7,483,412)		7,858,172
Money Market Deposit Account - 9.6% (f)		758,492
Liabilities in Excess of Other Assets - (9.4)%		(739,388)
TOTAL NET ASSETS - 100.0%		$7,877,276
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,495,133 or 19.0% of net assets as of July 31, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	All or a portion of security has been pledged as collateral for written options.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.20%.

Innovator Equity Premium Income - Daily PutWrite ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Put Options - (0.0)% (a)
S&P 500 Mini Index, Expiration: 08/01/2025; Exercise Price: $625.00 (b)(c)	$(1,838,426)	(29)	$(1,160)
TOTAL WRITTEN OPTIONS (Premiums received $828)			$(1,160)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Innovator Equity Premium Income - Daily PutWrite ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$4,093,711	$–	$–	$4,093,711
Corporate Bonds	–	–	1,495,133	1,495,133
Real Estate Investment Trusts - Common	70,902	–	–	70,902
U.S. Treasury Bills	–	2,198,426	–	2,198,426
Total Investments	$4,164,613	$2,198,426	$1,495,133	$7,858,172

Liabilities:
Investments:
Written Options	$–	$(1,160)	$–	$(1,160)
Total Investments	$–	$(1,160)	$–	$(1,160)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers of Level 3 securities during the reporting period as compared to the security classifications from the prior year’s annual report.

Allocation of Portfolio Holdings as of July 31, 2025 (% of Net Assets)

Common Stocks	$4,093,711	52.0%
Corporate Bonds	1,495,133	19.0
Real Estate Investment Trusts - Common	70,902	0.9
Written Options	(1,160)	0.0
U.S. Treasury Bills	2,198,426	27.9
Money Market Deposit Account	758,492	9.6
Liabilities in Excess of Other Assets	(738,228)	(9.4)
	$7,877,276	100.0%

SPUT
Corporate Bonds
Balance as of October 31, 2024	$-
Accrued Accretion/Amortization	40,891
Realized Gain/(Loss)	(98,278)
Change in Unrealized Appreciation/(Depreciation)	3,133
Purchases	3,937,591
Sales	(2,388,204)
Transfer into and/or out of Level 3	-
Balance as of July 31, 2025	$1,495,133

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at April 30, 2025:
$3,133